Income Taxes - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2021		Dec. 22, 2021		Dec. 31, 2020
Current Expense
State	$ 0		$ 52		$ 0
Federal	0		0		0
Current Federal, State and Local, Tax Expense (Benefit), Total	0		52		0
Deferred tax benefit
State	(1)		(297)		0
Federal	(2)		(2,963)		0
Deferred Federal, State and Local, Tax Expense (Benefit), Total	(3)		(3,260)		0
Total	$ (3)	[1]	$ (3,208)	[1]	$ 0

[1]	See accompanying notes to the consolidated financial statements.